Stock Compensation - Schedule of Changes in Stock Grants (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested, at beginning of fiscal year, Stock			750
Granted, Stock	0	0	0
Vested, Stock			(750)
Weighted average grant-date fair value, Non-vested, at beginning of fiscal year			$ 10,380
Weighted average grant-date fair value, Granted	$ 0	$ 0	0
Weighted average grant-date fair value, Vested			10,380
Weighted average grant-date fair value, Non-vested, at end of fiscal year			$ 10,380